Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Revenue:
Social casino games	$69,339	$80,332	$139,620	$160,156
iGaming	15,474	7,904	28,685	16,223
Total Revenue	$84,813	$88,236	$168,305	$176,379
Advertising expenses:
Social casino games	$5,768	$7,848	$13,242	$17,781
iGaming	5,674	1,860	10,740	5,365
Total advertising expenses	$11,442	$9,708	$23,982	$23,146
Depreciation and amortization (including right-of-use assets):
Social casino games	$305	$510	$608	$1,244
iGaming	872	821	1,682	1,647
Total depreciation and amortization (including right-of-use assets)	$1,177	$1,331	$2,290	$2,891
Interest income:
Social casino games	$4,108	$3,829	$7,914	$7,260
iGaming	—	—	—	—
Total interest income	$4,108	$3,829	$7,914	$7,260
Interest expense:
Social casino games	$463	$532	$910	$1,031
iGaming	1	1	3	14
Total interest expense	$464	$533	$913	$1,045
Profit before income tax:
Social casino games	$32,803	$43,100	$66,558	$83,205
iGaming	(2,183)	(582)	(3,160)	(2,314)
Total profit before income tax	$30,620	$42,518	$63,398	$80,891

Schedule of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
U.S.	$60,498	$69,943	$121,512	$140,129
Canada	4,697	5,065	9,247	9,820
United Kingdom	14,126	6,374	26,339	13,154
Korea	—	—	—	—
International-other	5,492	6,854	11,207	13,276
Total	$84,813	$88,236	$168,305	$176,379

The following table presents non-current assets by geographical regions (in thousands):

	June 30, 2025	December 31, 2024
Korea	$2,288	$2,479
U.S.	416,593	416,835
Europe	31,552	29,818
Total (1)	$450,433	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.